SHARE-BASED PAYMENTS - (Schedule of Assumptions Used to Estimate Fair Value) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assumptions Used To Determine Fair Value Options [Line Items]
Risk-free interest rate
Weighted average expected life	6 years 4 months 6 days
Estimated forfeiture rate
Minimum [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Risk-free interest rate	1.59%
Dividend yield	6.45%
Expected volatility range	41.18%
Fair value of ordinary share	$ 29
Maximum [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Risk-free interest rate	1.77%
Dividend yield	6.67%
Expected volatility range	51.14%
Fair value of ordinary share	$ 30